Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2017	$ 86	$ 35,084	$ 34,180	$ (850)	$ (1,355)	$ 1	$ 67,146
Net income			1,323				1,323
Allocation of ESOP shares		1		187			188
Other Comprehensive Income/Loss						(1)	(1)
Cash dividends of $0.40 per common share			(1,453)				(1,453)
Balance at Jun. 30, 2018	86	35,085	34,050	(663)	(1,355)		67,203
Net income			812				812
Allocation of ESOP shares		(29)		187			158
Acquisition of shares for treasury					(904)		(904)
Change in accounting method			441				441
Other Comprehensive Income/Loss						4	4
Cash dividends of $0.40 per common share			(1,436)				(1,436)
Balance at Jun. 30, 2019	$ 86	$ 35,056	$ 33,867	$ (476)	$ (2,259)	$ 4	$ 66,278